Quarterly Report
March 31, 2024
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 4.1%
Howmet Aerospace, Inc.	92,321	$6,317,526
KBR, Inc.	78,562	5,001,257
L3Harris Technologies, Inc.	17,140	3,652,534
Leidos Holdings, Inc.	50,777	6,656,357
		$21,627,674
Airlines – 1.0%
Alaska Air Group, Inc. (a)	36,754	$1,580,054
Delta Air Lines, Inc.	78,218	3,744,296
		$5,324,350
Apparel Manufacturers – 1.9%
PVH Corp.	35,595	$5,005,013
Skechers USA, Inc., “A” (a)	62,054	3,801,428
VF Corp.	72,028	1,104,909
		$9,911,350
Automotive – 1.9%
Aptiv PLC (a)	45,276	$3,606,234
LKQ Corp.	115,354	6,161,057
		$9,767,291
Biotechnology – 0.4%
Biogen, Inc. (a)	10,145	$2,187,566
Brokerage & Asset Managers – 3.1%
Cboe Global Markets, Inc.	12,150	$2,232,320
Evercore Partners, Inc.	24,395	4,698,233
Raymond James Financial, Inc.	45,603	5,856,337
TPG, Inc.	80,644	3,604,787
		$16,391,677
Business Services – 2.0%
Fidelity National Information Services, Inc.	50,876	$3,773,982
Global Payments, Inc.	28,421	3,798,751
TransUnion	33,613	2,682,317
		$10,255,050
Chemicals – 1.0%
Eastman Chemical Co.	52,044	$5,215,850
Computer Software – 0.8%
Check Point Software Technologies Ltd. (a)	13,110	$2,150,171
Dun & Bradstreet Holdings, Inc.	201,894	2,027,016
		$4,177,187
Computer Software - Systems – 0.8%
Zebra Technologies Corp., “A” (a)	13,166	$3,968,759
Construction – 6.2%
Allegion PLC	27,589	$3,716,514
Essex Property Trust, Inc., REIT	13,585	3,325,744
Masco Corp.	49,028	3,867,329
Mid-America Apartment Communities, Inc., REIT	25,202	3,316,079
Stanley Black & Decker, Inc.	29,386	2,877,771
Sun Communities, Inc., REIT	30,246	3,889,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	60,098	$7,774,878
Vulcan Materials Co.	13,059	3,564,062
		$32,331,408
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	38,957	$3,349,912
Kenvue, Inc.	169,113	3,629,165
Newell Brands, Inc.	203,619	1,635,061
		$8,614,138
Consumer Services – 0.3%
Avis Budget Group, Inc.	11,838	$1,449,681
Containers – 2.9%
Avery Dennison Corp.	16,457	$3,674,025
Crown Holdings, Inc.	35,604	2,821,973
Graphic Packaging Holding Co.	178,794	5,217,209
WestRock Co.	71,723	3,546,703
		$15,259,910
Electrical Equipment – 2.8%
Berry Global, Inc.	62,852	$3,801,289
Johnson Controls International PLC	76,800	5,016,576
Sensata Technologies Holding PLC	63,065	2,317,008
TE Connectivity Ltd.	23,999	3,485,615
		$14,620,488
Electronics – 4.3%
Corning, Inc.	102,024	$3,362,711
Flex Ltd. (a)	167,202	4,783,649
Marvell Technology, Inc.	60,755	4,306,315
NXP Semiconductors N.V.	17,958	4,449,454
ON Semiconductor Corp. (a)	40,375	2,969,581
Skyworks Solutions, Inc.	24,522	2,656,223
		$22,527,933
Energy - Independent – 4.3%
Chesapeake Energy Corp.	48,138	$4,276,098
Diamondback Energy, Inc.	33,021	6,543,772
Permian Resources Corp.	203,089	3,586,552
Pioneer Natural Resources Co.	14,581	3,827,512
Valero Energy Corp.	26,575	4,536,087
		$22,770,021
Energy - Renewables – 0.6%
AES Corp.	172,710	$3,096,690
Engineering - Construction – 1.4%
Jacobs Solutions, Inc.	24,145	$3,711,811
Quanta Services, Inc.	13,791	3,582,902
		$7,294,713
Food & Beverages – 1.9%
Coca-Cola Europacific Partners PLC	51,446	$3,598,647
General Mills, Inc.	33,274	2,328,182
Ingredion, Inc.	34,954	4,084,375
		$10,011,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	118,396	$2,538,410
Gaming & Lodging – 2.5%
Host Hotels & Resorts, Inc., REIT	149,965	$3,101,276
Hyatt Hotels Corp.	22,827	3,643,646
International Game Technology PLC	101,311	2,288,615
VICI Properties, Inc., REIT	143,700	4,280,823
		$13,314,360
General Merchandise – 0.6%
Dollar General Corp.	20,179	$3,149,135
Health Maintenance Organizations – 0.4%
Humana, Inc.	5,674	$1,967,289
Insurance – 8.2%
American International Group, Inc.	64,151	$5,014,684
Assurant, Inc.	28,308	5,328,698
Corebridge Financial, Inc.	139,242	4,000,423
Equitable Holdings, Inc.	150,137	5,706,707
Everest Group Ltd.	7,995	3,178,012
Hanover Insurance Group, Inc.	19,481	2,652,728
Hartford Financial Services Group, Inc.	80,170	8,261,518
Voya Financial, Inc.	53,477	3,953,020
Willis Towers Watson PLC	17,853	4,909,575
		$43,005,365
Leisure & Toys – 1.8%
Brunswick Corp.	42,595	$4,111,269
Electronic Arts, Inc.	19,338	2,565,573
Mattel, Inc. (a)	148,720	2,946,143
		$9,622,985
Machinery & Tools – 5.4%
AGCO Corp.	22,858	$2,811,991
Eaton Corp. PLC	8,657	2,706,871
Ingersoll Rand, Inc.	27,751	2,634,957
ITT, Inc.	30,611	4,164,014
PACCAR, Inc.	26,598	3,295,226
Pentair PLC	20,897	1,785,440
Regal Rexnord Corp.	25,939	4,671,614
Wabtec Corp.	44,897	6,540,595
		$28,610,708
Major Banks – 0.7%
Regions Financial Corp.	184,018	$3,871,739
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	27,594	$6,705,066
ICON PLC (a)	11,597	3,896,012
Laboratory Corp. of America Holdings	11,034	2,410,488
Universal Health Services, Inc.	29,511	5,384,577
		$18,396,143
Medical Equipment – 2.8%
Agilent Technologies, Inc.	24,381	$3,547,680
Revvity, Inc.	21,219	2,227,995
STERIS PLC	14,901	3,350,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Teleflex, Inc.	10,466	$2,367,095
Zimmer Biomet Holdings, Inc.	23,389	3,086,880
		$14,579,693
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	22,073	$2,623,818
Natural Gas - Pipeline – 1.7%
Plains GP Holdings LP	199,092	$3,633,429
Targa Resources Corp.	45,731	5,121,415
		$8,754,844
Network & Telecom – 0.8%
Motorola Solutions, Inc.	12,273	$4,356,670
Oil Services – 1.0%
Halliburton Co.	72,852	$2,871,826
TechnipFMC PLC	89,722	2,252,919
		$5,124,745
Other Banks & Diversified Financials – 4.8%
Columbia Banking System, Inc.	102,318	$1,979,853
Discover Financial Services	24,858	3,258,635
East West Bancorp, Inc.	50,632	4,005,498
M&T Bank Corp.	31,851	4,632,410
Northern Trust Corp.	52,727	4,688,485
Prosperity Bancshares, Inc.	34,468	2,267,305
SLM Corp.	192,098	4,185,815
		$25,018,001
Pharmaceuticals – 0.3%
Organon & Co.	89,708	$1,686,510
Pollution Control – 1.1%
GFL Environmental, Inc.	86,909	$2,998,360
Republic Services, Inc.	14,108	2,700,836
		$5,699,196
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	12,044	$3,069,654
Real Estate – 3.3%
Brixmor Property Group, Inc., REIT	157,107	$3,684,159
Extra Space Storage, Inc., REIT	35,416	5,206,152
Jones Lang LaSalle, Inc. (a)	13,816	2,695,364
STAG Industrial, Inc., REIT	72,035	2,769,025
W.P. Carey, Inc., REIT	55,209	3,115,996
		$17,470,696
Restaurants – 2.2%
Aramark	116,340	$3,783,377
Darden Restaurants, Inc.	9,525	1,592,103
U.S. Foods Holding Corp. (a)	76,141	4,109,330
Wendy's Co.	108,000	2,034,720
		$11,519,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 3.1%
Ashland, Inc.	40,530	$3,946,406
Corteva, Inc.	86,341	4,979,286
Dow, Inc.	43,199	2,502,518
DuPont de Nemours, Inc.	60,608	4,646,815
		$16,075,025
Specialty Stores – 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	35,314	$2,671,504
Ross Stores, Inc.	25,356	3,721,247
		$6,392,751
Trucking – 1.8%
J.B. Hunt Transport Services, Inc.	15,889	$3,165,883
Knight-Swift Transportation Holdings, Inc.	42,531	2,340,056
XPO, Inc. (a)	33,919	4,139,135
		$9,645,074
Utilities - Electric Power – 5.9%
Alliant Energy Corp.	76,488	$3,854,995
CenterPoint Energy, Inc.	102,810	2,929,057
CMS Energy Corp.	70,854	4,275,330
Edison International	37,754	2,670,340
PG&E Corp.	377,624	6,328,978
Pinnacle West Capital Corp.	44,294	3,310,091
Public Service Enterprise Group, Inc.	66,016	4,408,549
Sempra Energy	47,291	3,396,913
		$31,174,253
Total Common Stocks		$514,469,534
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	26,544	$2,133,456
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	7,325,470	$7,326,935

Other Assets, Less Liabilities – 0.2%		1,247,374
Net Assets – 100.0%		$525,177,299
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,326,935 and $516,602,990, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$516,602,990	$—	$—	$516,602,990
Mutual Funds	7,326,935	—	—	7,326,935
Total	$523,929,925	$—	$—	$523,929,925
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,650,613	$22,238,420	$16,562,666	$(365)	$933	$7,326,935
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$84,223	$—